Financial Instruments - Summary of Sensitivity Analysis of Foreign Exchange Rate (Detail) - Currency Risk [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
RMB [Member]
Disclosure Of Detailed Information About Sensitivity Analysis of Foreign Exchange Rate [Line Items]
Impact on loss for the year	$ 659	$ 386	$ 295
Australian Dollars ("AUD") [Member]
Disclosure Of Detailed Information About Sensitivity Analysis of Foreign Exchange Rate [Line Items]
Impact on loss for the year	$ 26	$ (7)	$ 22